FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Due to related companies	$ 856	¥ 6,221	$ 1,281	¥ 9,069	¥ 3,408
Due to the Shareholder	10,639	77,317	12,103	85,673	7,153
Lease liabilities			51	360	2,915	¥ 2,189
Interest-bearing loans and borrowings					71,000
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	608	4,419			824
Trade payables	14	100	14	100	20,326
Financial liabilities in other payables and accruals	368	2,677	1,111	7,864	6,749
Due to related companies	856	6,221	1,281	9,069	3,408
Due to the Shareholder	10,639	77,317	12,103	85,673	7,153
Lease liabilities	52	376	52	366	3,321
Interest-bearing loans and borrowings					106,931
Total	12,537	91,110	14,561	103,072	148,712
On demand [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	608	4,419			824
Trade payables	14	100	14	100
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities	52	376
Interest-bearing loans and borrowings
Total	674	4,895	14	100	824
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables					20,326
Financial liabilities in other payables and accruals	368	2,677	1,111	7,864	6,749
Due to related companies	856	6,221	1,281	9,069	3,408
Due to the Shareholder	10,639	77,317	12,103	85,673	7,153
Lease liabilities			52	366	1,387
Interest-bearing loans and borrowings					6,729
Total	11,863	86,215	14,547	102,972	45,752
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities					1,691
Interest-bearing loans and borrowings					29,005
Total					30,696
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities					243
Interest-bearing loans and borrowings					71,197
Total					¥ 71,440